CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES	$ 286
RESEARCH AND DEVELOPMENT EXPENSES	2,023	$ 1,588	$ 3,529
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	6,172	4,887	6,019
SHARE OF PROFIT OF JOINT VENTURE	(33)
OPERATING LOSS	(7,942)	(6,475)	(9,548)
FINANCIAL INCOME	1,318	8,347	301
FINANCIAL EXPENSES	1,456	1,512	9,251
FINANCIAL INCOME (EXPENSES), net	(138)	6,835	(8,950)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(8,080)	360	(18,498)
INCOME(LOSS) FROM DISCONTINUED OPERATIONS	7,651	(8,628)	42,414
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	$ (429)	$ (8,268)	$ 23,916
LOSS PER ORDINARY SHARE FROM CONTINUING OPERATION, basic (U.S. dollars)	$ 0	$ 0	$ (0.01)
LOSS PER ORDINARY SHARE FROM CONTINUING OPERATION, diluted (U.S. dollars)	0	0	(0.01)
EARNINGS (LOSS) PER ORDINARY SHARE FROM DISCONTINUED OPERATION, basic (U.S. dollars)	0	0	0.02
EARNINGS (LOSS) PER ORDINARY SHARE FROM DISCONTINUED OPERATION, diluted (U.S. dollars)	0	0	0.02
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	0	0	0.01
EARNINGS (LOSS) PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0	$ 0	$ 0.01